Annual Total Returns[BarChart] - Invesco Select Risk Conservative Investor Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.13%	8.93%	5.83%	4.48%	(1.66%)	4.77%	9.17%	(3.50%)	12.36%	8.29%